RELATED PARTY NOTES PAYABLE (Tables)	3 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF RELATED PARTY NOTES PAYABLE

Related party notes payable consisted of the following as of March 31, 2024 and December 31, 2023:

	2024	2023
Notes payable - ARJ Trust	$650,000	$650,000
Note payable - McKettrick	1,050,000	1,300,000
Note payable – Carver	129,500	148,000
	1,829,500	2,098,000
Less current portion	(937,000)	(1,237,000)
Long-term portion	$892,500	$861,000

SCHEDULE OF FUTURE MATURITIES OF RELATED PARTY NOTES PAYABLE	Future maturities of related party notes payable are as follows as of March 31, 2024:
2024 (nine months)	$968,500
2025	287,000
2026	287,000
2027	287,000
Total	$1,829,500